Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income (in thousands)
2024	$ 1,004,496	$ 1,035,521	$ 612,730	$ 614,486	$ 123	$ 10,440
2023	$ 901,590	$ 781,183	$ 582,021	$ 574,323	$ 108	$ 12,656
2022	$ 1,087,552	$ 1,053,526	$ 806,182	$ 790,209	$ 132	$ 17,702

(1) The CEO for each year reported was David M. Lobach. Other NEOs for 2024 and 2023 were Judith A. Hunsicker, Diane M. Cunningham and Lynne M. Neel. The other NEOs for 2022 were Judith A. Hunsicker and James R. Bartholomew (retired December 31, 2022).

(2) SEC rules require certain adjustments be made to the SCT table to determine "compensation actually paid" as reported in the "Pay versus Performance Table" above. The following table details the applicable adjustments that were made to determine "compensation actually paid" (all amounts are averages for the NEOs other than the CEO):

(3) Total Shareholder Return is determined based on the value of an initial fixed investment of $100 on December 31, 2020.

PEO Total Compensation Amount	$ 1,004,496	$ 901,590	$ 1,087,552
PEO Actually Paid Compensation Amount	$ 1,035,521	781,183	1,053,526
Adjustment To PEO Compensation, Footnote

Year	Named Executives	SCT Total	Deduct Stock Awards	Add Year-End Value of Unvested Equity Awards Granted in Year	Add Fair Value as of the Vesting Date for Awards Granted and Vested in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year	Deduct Value of Equity Awards Granted in Prior Years That Failed to Vest	Add Dividends
2024	CEO	$ 1,004,496	$ (80,964)	$ 81,114	$ -	$ 5,204	$ 19,243	$ -	$ 6,428
	Other NEOs	$ 612,730	$ (26,449)	$ 26,499	$ -	$ 683	$ 563	$ -	$ 460
2023	CEO	$ 901,590	$ -	$ -	$ -	$ (67,263)	$ (65,477)	$ -	$ 12,333
	Other NEOs	$ 582,021	$ -	$ -	$ -	$ (4,287)	$ (4,309)	$ -	$ 893
2022	CEO	$ 1,087,552	$ (114,674)	$ 111,942	$ -	$ (39,868)	$ (5,187)	$ -	$ 13,761
	Other NEOs	$ 806,182	$ (30,497)	$ 19,875	$ 9,898	$ (2,244)	$ (47)	$ (14,186)	$ 1,227

Non-PEO NEO Average Total Compensation Amount	$ 612,730	582,021	806,182
Non-PEO NEO Average Compensation Actually Paid Amount	$ 614,486	574,323	790,209
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income (in thousands)
2024	$ 1,004,496	$ 1,035,521	$ 612,730	$ 614,486	$ 123	$ 10,440
2023	$ 901,590	$ 781,183	$ 582,021	$ 574,323	$ 108	$ 12,656
2022	$ 1,087,552	$ 1,053,526	$ 806,182	$ 790,209	$ 132	$ 17,702

(1) The CEO for each year reported was David M. Lobach. Other NEOs for 2024 and 2023 were Judith A. Hunsicker, Diane M. Cunningham and Lynne M. Neel. The other NEOs for 2022 were Judith A. Hunsicker and James R. Bartholomew (retired December 31, 2022).

(2) SEC rules require certain adjustments be made to the SCT table to determine "compensation actually paid" as reported in the "Pay versus Performance Table" above. The following table details the applicable adjustments that were made to determine "compensation actually paid" (all amounts are averages for the NEOs other than the CEO):

(3) Total Shareholder Return is determined based on the value of an initial fixed investment of $100 on December 31, 2020.

Year	Named Executives	SCT Total	Deduct Stock Awards	Add Year-End Value of Unvested Equity Awards Granted in Year	Add Fair Value as of the Vesting Date for Awards Granted and Vested in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year	Deduct Value of Equity Awards Granted in Prior Years That Failed to Vest	Add Dividends
2024	CEO	$ 1,004,496	$ (80,964)	$ 81,114	$ -	$ 5,204	$ 19,243	$ -	$ 6,428
	Other NEOs	$ 612,730	$ (26,449)	$ 26,499	$ -	$ 683	$ 563	$ -	$ 460
2023	CEO	$ 901,590	$ -	$ -	$ -	$ (67,263)	$ (65,477)	$ -	$ 12,333
	Other NEOs	$ 582,021	$ -	$ -	$ -	$ (4,287)	$ (4,309)	$ -	$ 893
2022	CEO	$ 1,087,552	$ (114,674)	$ 111,942	$ -	$ (39,868)	$ (5,187)	$ -	$ 13,761
	Other NEOs	$ 806,182	$ (30,497)	$ 19,875	$ 9,898	$ (2,244)	$ (47)	$ (14,186)	$ 1,227

Total Shareholder Return Amount	$ 123	108	132
Net Income	10,440,000	12,656,000	17,702,000
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,449)		(30,497)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,499		19,875
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,898
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	683	(4,287)	(2,244)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	563	(4,309)	(47)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,186)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460	893	1,227
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,964)		(114,674)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,114		111,942
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,204	(67,263)	(39,868)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,243	(65,477)	(5,187)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,428	$ 12,333	$ 13,761